Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement of comprehensive income [abstract]
Loss for the period	£ (2,516)	£ (13,658)	£ (10,228)	£ (18,043)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	2	(2)	6	(3)
Other comprehensive income (expense) for the period	2	(2)	6	(3)
Total comprehensive loss for the period	(2,514)	(13,660)	(10,222)	(18,046)
Attributable to:
Equity holders of the Company	£ (2,514)	£ (13,660)	£ (10,222)	£ (18,046)